UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Legg Mason Partners Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDS, INC.

LEGG MASON PARTNERS U.S. GOVERNMENT SECURITIES FUND

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 96.7%
FHLMC - 24.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$5,000,000	4.500% due 3/1/21 (a)(b)	$4,773,440
1,072,353	6.040% due 2/1/32 (c)	1,091,900
1,326,078	5.697% due 5/1/32 (c)	1,357,346
24,400,000	5.000% due 3/1/36 (a)(b)	23,218,113
27,000,000	5.500% due 3/1/36 (a)(b)	26,367,174
6,000,000	6.500% due 3/1/36 (a)	6,116,250
	Gold:
729,458	7.000% due 11/1/15-2/1/16	750,371
2,194,221	6.500% due 6/1/16-11/1/31	2,242,613
2,835,885	6.000% due 3/1/17	2,871,499
15,000,000	5.500% due 3/1/21 (a)(b)	14,901,570
1,575,000	4.500% due 3/1/36 (a)	1,452,446
13,000,000	6.000% due 3/1/36 (a)	12,995,944

	TOTAL FHLMC	98,138,666

FNMA - 59.0%
	Federal National Mortgage Association (FNMA):
174,773	6.500% due 7/1/16-5/1/32	178,918
841,116	5.500% due 11/1/16-12/1/16	837,457
6,980,941	6.000% due 5/1/17-7/1/32	7,024,942
9,248,817	4.500% due 8/1/18 (d)	8,864,301
1,403,913	5.000% due 12/1/18	1,372,957
23,650,000	5.500% due 3/1/21-3/1/36 (a)(b)	23,473,942
3,566,568	7.000% due 4/1/26-6/1/32	3,678,675
1,004,568	5.540% due 6/1/32 (c)	1,020,910
4,937,023	6.500% due 12/1/32 (d)	5,049,199
15,247,175	5.500% due 8/1/33 (d)	14,923,918
41,456,212	5.000% due 3/1/34 (d)	39,591,447
13,041,909	6.000% due 10/1/34 (d)	13,051,474
25,500,000	5.000% due 3/1/36 (a)(b)	24,280,794
40,000,000	5.500% due 3/1/36 (a)	39,012,480
8,400,000	6.000% due 3/1/36 (a)	8,389,500
10,680,000	6.500% due 3/1/36 (a)	10,883,582
33,000,000	5.000% due 3/31/36 (a)	31,401,546
769	Whole Loan, 4.710% due 9/25/43	767

	TOTAL FNMA	233,036,809

GNMA - 12.8%
	Government National Mortgage Association (GNMA):
2,363,086	7.000% due 1/15/29-11/15/31	2,465,575
642,902	7.500% due 1/15/30-10/15/31	674,629
3,381,710	6.500% due 10/15/31-10/15/32	3,508,086
4,538,829	6.000% due 11/15/32	4,597,392
20,379,564	5.000% due 5/15/33 (d)	19,777,764
10,000,000	5.000% due 3/1/36 (a)	9,687,500
10,000,000	5.500% due 3/1/36 (a)(b)	9,903,120

	TOTAL GNMA	50,614,066

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $389,805,530)	381,789,541

ASSET-BACKED SECURITIES - 1.1%
Home Equity - 1.1%
1,160,002	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32	1,152,770

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity (continued)
$524,176	GMAC Mortgage Corp. Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25	$521,397
1,846,384	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 5.081% due 12/25/33 (c)	1,859,808
685,978	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 4.921% due 1/25/33 (c)	687,464

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,217,926)	4,221,439

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.0%
2,259,482	Adjustable Rate Mortgage Trust, Whole Loan, Series 2005-3, Class 7A1, 5.089% due 7/25/35 (c)	2,226,612
1,044,365	Bear Stearns Alternate A Trust, Series 2003-4, Class 2A1, 4.901% due 2/25/34 (c)	1,045,557
	Countrywide Home Loans:
1,174,074	Mortgage Pass-Through Trust, Whole Loan, Series 2003-HYB1, Class 1A1, 3.715% due 5/19/33 (c)	1,146,974
3,757,998	Series 2003-J10, Class 1A2, 5.250% due 11/25/33	3,677,191
	Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass Through Securities:
4,812,882	Series T-51, Class 1A, 6.500% due 9/25/43 (c)	4,898,614
1,407,006	Series T-56, Class A3B, 4.406% due 8/25/39	1,396,857
	Federal National Mortgage Association (FNMA):
1,967,268	Grantor Trust, Series 2002-T12, Class A5, 5.199% due 10/25/41 (c)	2,021,558
	Whole Loan:
5,099,061	Series 2003-W06, Class 1A31, 4.243% due 10/25/42 (d)	5,065,339
4,814,954	Series 2003-W12, Class 2A4, 3.350% due 6/25/43	4,721,211
2,721,682	Series 2003-W14, Class 2A, 5.022% due 1/25/43 (c)	2,748,002
2,125,021	Series 2003-W15, Class 3A, 5.132% due 12/25/42 (c)	2,148,819
1,467,271	Series 2003-W19, Class 2A, 5.011% due 6/25/33 (c)	1,482,043
4,056,816	Series 2004-W1, Class 3A, 5.001% due 1/25/43 (c)	4,152,868
1,946,001	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 4.981% due 11/25/34 (c)	1,953,461
1,823,328	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.458% due 10/25/35 (c)	1,800,035
	Structured ARM Loan Trust:
849,314	Series 2004-17, Class A1, 4.602% due 11/25/34 (c)	850,596
2,334,395	Series 2005-2, Class A2, 4.831% due 2/25/35 (c)	2,339,288
5,051,109	Structured Asset Securities Corp., Series 2005-RF3, Class 2A, 5.188% due 6/25/35 (c)(d)(e)	5,126,876
	Washington Mutual Mortgage Pass-Through Certificates:
542,729	Series 2003-AR10, Class A3B, 3.890% due 10/25/33 (c)	540,772
5,133,180	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33 (d)	5,123,000
904,981	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (c)	895,912

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $56,257,214)	55,361,585

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.2%
U.S. Government Agencies - 3.8%
	Federal Home Loan Bank (FHLB):
5,700,000	3.800% due 1/16/07 (d)	5,642,624
5,000,000	4.625% due 1/18/08 (d)	4,962,765
4,500,000	Federal National Mortgage Association (FNMA), 5.000% due 1/15/07	4,495,725

	Total U.S. Government Agencies	15,101,114

U.S. Government Obligations - 4.4%
	U.S. Treasury Notes:
8,400,000	3.375% due 10/15/09 (d)	8,009,862

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
$2,500,000	4.000% due 4/15/10 (f)	$2,425,100
1,500,000	4.250% due 8/15/13	1,443,165
6,000,000	4.000% due 2/15/15 (d)	5,624,766

	Total U.S. Government Obligations	17,502,893

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $33,263,893)	32,604,007

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $483,544,563)	473,976,572

SHORT-TERM INVESTMENTS - 42.4%
Certificates of Deposit (Yankee) - 7.6%
10,000,000	Depfa Bank PLC Europe, 4.160% due 8/4/06	9,966,400
10,000,000	Deutsche Bank NY, 4.155% due 8/2/06	9,966,700
10,000,000	Fortis Bank NY, 4.150% due 8/8/06	9,965,100

	Total Certificates of Deposit (Yankee) (Cost - $30,000,391)	29,898,200

U.S. Government Agency - 0.1%
250,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.680% -4.678% due 5/15/06 (f)(g) (Cost - $248,644)	248,644

Repurchase Agreement - 34.7%
137,173,000	Merrill Lynch, Pierce, Fenner & Smith Inc., repurchase agreement dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $137,227,755; (Fully collateralized by U.S. government agency obligations, 3.500% to 4.750% due 9/15/06 to 3/14/08; Market value - $139,919,347) (Cost - $137,173,000) (d)	137,173,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $167,422,035)	167,319,844

	TOTAL INVESTMENTS - 162.4% (Cost - $650,966,598#)	641,296,416
	Liabilities in Excess of Other Assets - (62.4)%	(246,513,992)

	TOTAL NET ASSETS - 100.0%	$394,782,424

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(d)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ARM	— Adjustable Rate Mortgage

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney U.S. Government Securities Fund was renamed Legg Mason Partners U.S. Government Securities Fund (the “Fund”), a separate diversified investment fund of Legg Mason Partners Funds, Inc. (formerly known as Smith Barney Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$512,047
Gross unrealized depreciation	(10,182,229)

Net unrealized depreciation	$(9,670,182)

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	20	6/06	$4,080,388	$4,077,188	$(3,200)

Contracts to Sell:
U.S. Treasury 5 Year Notes	70	6/06	$7,348,556	$7,310,625	$37,931
U.S. Treasury 10 Year Notes	169	6/06	18,140,249	17,980,016	160,233

					198,164

Net Unrealized Gain on Open Futures Contracts					$194,964

During the period ended March 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $572,504,870. For the period ended March 31, 2006, the Fund recorded interest income of $517,465 related to such transactions. At March 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $194,124,958.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date May 30, 2006

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date May 30, 2006